Investment Objectives and Goals	Jun. 08, 2026
Defiance Daily Target 2X Short SpaceX ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X SHORT SPACEX ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of Space Exploration Technologies Corporation (NASDAQ: SPCX). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long SpaceX ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG SPACEX ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Space Exploration Technologies Corporation (NASDAQ: SPCX). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.